Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2020
Common Stock [Member]
Number of Shares Issued and Outstanding [Table Text Block]

	2018	2019	2020
	(shares)
Balance at beginning of fiscal year	14,168,853,820	13,900,028,020	13,667,770,520
Retirement of shares of common stock	(268,825,800)	(232,257,500)	(85,775,400)

Balance at end of fiscal year	13,900,028,020	13,667,770,520	13,581,995,120